Management-Defined Performance Measures (MPMs) -Disclosure of reconciliation with management-defined performance measures (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Management Defined Performance Measures [Abstract]
Operating Profit	₨ 2,256,791	$ 26,370	₨ 2,399,411	₨ 2,647,757
Depreciation and amortisation expense	5,633,054	65,821	4,773,414	3,971,865
Interest expenses on pension liabilities	(1,805)	$ (21)	(1,995)	(4,938)
Other Income (including exchange gain/loss)	(326,253)		(414,046)	(323,984)
EBITDA	₨ 7,561,787		₨ 6,756,784	₨ 6,290,700